CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
As of June 30, 2023 and June 30, 2022, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2023	2022
Cash and cash equivalents	103,897	163,981
Short-term restricted cash	3,426	4,340
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	107,323	168,321